April 13, 2012

VIA EDGAR

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Attention:     Office of Filings, Information & Consumer Services

RE:	Wasatch Funds Trust (the “Trust”)

    File Nos. 33-010451, 811-04920

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement regarding the Wasatch Emerging Markets Small Cap Fund, Wasatch Global Opportunities Fund, Wasatch International Opportunities Fund and Wasatch International Growth Fund dated April 5, 2012 to the Prospectus dated January 31, 2012 for the Investor Class shares of the Wasatch Funds, as filed electronically via EDGAR with the Securities and Exchange Commission on April 5, 2012 (ACCESSION NUMBER: 0001193125-12-151411).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Senior Counsel

cc:     R. Biles